Offerings	Aug. 05, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0001 per share
Amount Registered | shares	6,221,597
Proposed Maximum Offering Price per Unit | $ / shares	10.53
Maximum Aggregate Offering Price	$ 65,513,416.41
Amount of Registration Fee	$ 10,030.2
Offering Note	Consists of the sum of (i) 6,221,597 Pubco Ordinary Shares to be issued to the public shareholders of DT Cloud in exchange for the DT Cloud Ordinary Shares they held in connection with the SPAC Merger; and (ii) 25,000,000 Pubco Ordinary Shares to be issued to the shareholders of Maius as merger consideration in connection with the Acquisition Merger.Estimated solely for the purpose of calculating the registration fee in accordance with Rule 475(c), based on the average of the high and low prices of DT Cloud Ordinary Shares on Nasdaq on February 25, 2025, such date being within five business days of the date that this registration statement was first filed with the SEC.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0001 per share
Amount Registered | shares	25,000,000
Proposed Maximum Offering Price per Unit | $ / shares	0.33
Maximum Aggregate Offering Price	$ 8,250,000
Amount of Registration Fee	$ 1,263.1
Offering Note	Consists of the sum of (i) 6,221,597 Pubco Ordinary Shares to be issued to the public shareholders of DT Cloud in exchange for the DT Cloud Ordinary Shares they held in connection with the SPAC Merger; and (ii) 25,000,000 Pubco Ordinary Shares to be issued to the shareholders of Maius as merger consideration in connection with the Acquisition Merger.Estimated solely for the purpose of calculating the registration fee in accordance with Rule 475(c), based on the average of the high and low prices of DT Cloud Ordinary Shares on Nasdaq on February 25, 2025, such date being within five business days of the date that this registration statement was first filed with the SEC.Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act based upon an amount equal to one-third of the par value of the shares of Maius Ordinary Shares to be exchanged in the Business Combination as of immediately prior to the consummation of the Business Combination. Maius is a private company, no market exists for its securities and Maius has an accumulated capital deficit.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0001 per share
Amount of Registration Fee	$ 0
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 475(c), based on the average of the high and low prices of DT Cloud Ordinary Shares on Nasdaq on February 25, 2025, such date being within five business days of the date that this registration statement was first filed with the SEC.